Financial Assets and Financial Liabilities - Summary of Trade Payables Subject to Supplier Finance Arrangements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities that are part of the arrangements, Description	Not applicable	136 days after the invoice date
Comparable trade payables that are not part of the arrangements, Description	60 days after the invoice date	60 days after the invoice date
Presented within trade and other payables [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade payables subject to supplier finance arrangements		€ 886
Presented within loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Trade payables subject to supplier finance arrangements	€ 29,923	€ 31,681